Loss per share (Tables)	6 Months Ended
Dec. 31, 2021
Summary of earnings per share and weighted average number of shares

a. Reconciliation of earnings used in calculating earnings per share

	31 December 2021	31 December 2020
	$	$
Basic earnings per share:
Loss attributable to the ordinary equity holders of the Company used in calculating basic/diluted earnings per share:
From continuing operations	(3,881,371)	(3,475,095)

Weighted average number of shares used as denominator

	31 December 2021	31 December 2020
	Number	Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	9,206,953,433	8,182,595,770